Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED FEBRUARY 28, 2018 TO THE

PROSPECTUS DATED FEBRUARY 28, 2018

PowerShares Chinese Yuan Dim Sum Bond Portfolio

Following the acquisition of Citigroup Index LLC by the London Stock Exchange Group completed on August 31, 2017, Citigroup Index LLC ("Citi") has been renamed FTSE Fixed Income LLC ("FTSE"), and the Citi Custom Dim Sum (Offshore CNY) Bond Index, the underlying index for the PowerShares Chinese Yuan Dim Sum Bond Portfolio, is being rebranded to the FTSE Custom Dim Sum (Offshore CNY) Bond Index to reflect such change. It is anticipated that such rebranding will be completed by July 31, 2018.

Prior to July 31, 2018, the FTSE Custom Dim Sum Bond Index may be referred to as the Citi Custom Dim Sum (Offshore CNY) Bond Index.

Please Retain This Supplement for Future Reference

PowerShares Chinese Yuan Dim Sum Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED FEBRUARY 28, 2018 TO THE

PROSPECTUS DATED FEBRUARY 28, 2018

PowerShares Chinese Yuan Dim Sum Bond Portfolio

Following the acquisition of Citigroup Index LLC by the London Stock Exchange Group completed on August 31, 2017, Citigroup Index LLC ("Citi") has been renamed FTSE Fixed Income LLC ("FTSE"), and the Citi Custom Dim Sum (Offshore CNY) Bond Index, the underlying index for the PowerShares Chinese Yuan Dim Sum Bond Portfolio, is being rebranded to the FTSE Custom Dim Sum (Offshore CNY) Bond Index to reflect such change. It is anticipated that such rebranding will be completed by July 31, 2018.

Prior to July 31, 2018, the FTSE Custom Dim Sum Bond Index may be referred to as the Citi Custom Dim Sum (Offshore CNY) Bond Index.

Please Retain This Supplement for Future Reference